Note 10 - a) Financing, Long-term debt, Composition of foreign currency denominated debt by currency (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Currencies:
United States dollars	$ 36,083	$ 27,583
Japanese Yen	1,657	1,651
Euro	134	131
Other	50	169
Total	$ 37,924	$ 29,534